Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001893645
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42375
Entity Registrant Name	Polyrizon Ltd.
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31